Disclosure - RECURRING FAIR VALUE MEASUREMENTS (Details 2) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets Held-in-trust	$ 116,181,780	$ 116,162,473
Warrant Liability		7,632,000	$ 764,000	$ 2,272,000
Warrant Liability	14,400,570	12,372,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets Held-in-trust	116,181,780	116,162,473
Warrant Liability	13,340,000	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets Held-in-trust	(0)	(0)
Warrant Liability	(0)	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets Held-in-trust	(0)	(0)
Warrant Liability	$ 1,060,570	12,372,000
U S Money Market [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets Held-in-trust		379
U S Money Market [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets Held-in-trust		379
U S Money Market [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets Held-in-trust		(0)
U S Money Market [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets Held-in-trust		(0)
US Treasury Securities [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets Held-in-trust		116,162,094
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets Held-in-trust		116,162,094
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets Held-in-trust		(0)
US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Assets Held-in-trust		(0)
Warrant Liability [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Warrant Liability		12,372,000
Warrant Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Warrant Liability		0
Warrant Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Warrant Liability		0
Warrant Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Warrant Liability		$ 12,372,000